Income taxes	12 Months Ended
Aug. 31, 2025
Income Tax Disclosure [Abstract]
Income taxes

19. Income taxes

The reconciliation of the combined federal and state income tax rate of 26.5% (2024 – 26.5%) to the effective tax rate is as follows:

	August 31, 2025	August 31, 2024
	$	$
(Loss) before recovery of income taxes	(3,638,465)	(4,102,659)

Expected income tax (recovery) expense	(964,193)	(1,087,200)
Non-deductible expenses	265,113	112,110
Share issuance cost booked directly to equity	(129,125)	(219,330)
Valuation Allowance	828,205	1,194,420
Income tax expense (recovery)	-	-

Deferred income taxes

The following table summarizes the component of deferred tax

	August 31, 2025	August 31, 2024
	$	$
Deferred tax assets
Intangible assets	210,730	54,750
Property, plant and equipment	9,760	-
Finance lease liabilities	185,489	258,930
Convertible debentures	-	6,550
Investments	3,972	5,240
Share issuance costs	299,391	413,950
Operating tax losses carried forward	3,419,095	2,633,950
SR&ED Pool from T661	271,748	271,750
Charitable donations carryforward	28,216	28,010
Deferred income tax assets	4,428,402	3,673,130
Valuation allowance	(4,287,909)	(3,440,100)
Total net deferred tax assets	140,493	233,030

Deferred tax liabilities

Property, plant and equipment	-	(13,430)
Right of use assets	(140,493)	(219,600)
	(140,493)	(233,030)

Net deferred tax liability	-	-

The Canadian operating tax loss carry forward expire in 2045. The remaining deductible temporary differences may be carried forward indefinitely.

The Company has adopted the provisions of ASC 740-10, which clarifies the accounting for uncertain tax positions. ASC 740-10 requires that the Company recognize the impact of a tax position in its financial statements if the position is more likely than not to be sustained upon examination based on the technical merits of the position. For the year ended August 31, 2025, the Company had no material unrecognized tax benefits, and based on the information currently available, no significant changes in unrecognized tax benefits are expected in the next 12 months.

Pineapple Financial Inc.

Notes to the Consolidated Financial Statements

For the years ended August 31, 2025 and 2024

(Expressed in US Dollars)